Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(2)(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Fixed Initial $100 Investment on December 31, 2019		Net Income (in millions)(6)	Adjusted EBITDA (in millions)(7)
					WBD	Peer Group(5)
2022	$39,288,458	$(40,926,334)	$12,897,862	$8,377,049	$29	$94	$(7,297)	$7,718
2021	$246,573,481	$100,779,562	$10,960,057	$8,862,525	$72	$167	$1,197	$3,817
2020	$37,710,462	$3,723,331	$7,932,449	$5,441,613	$92	$132	$1,355	$4,196

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The non-CEO NEOs used for purposes of calculating the average shown for 2022 were: Gunnar Wiedenfels, Chief Financial Officer, Bruce Campbell, Chief Revenue and Strategy Officer, JB Perrette, President and CEO, Global Streaming and Games, and Gerhard Zeiler, President, International. The non-CEO NEOs used for purposes of calculating the average shown for 2021 and 2020 were: Gunnar Wiedenfels, Chief Financial Officer, Bruce Campbell, Chief Development, Distribution and Legal Officer, JB Perrette, President and CEO, Discovery International, and David Leavy, Chief Corporate Operating Officer.
Peer Group Issuers, Footnote [Text Block]	Peer group used for purposes of this column is the S&P 500 Media and Entertainment Index.
PEO Total Compensation Amount	$ 39,288,458	$ 246,573,481	$ 37,710,462
PEO Actually Paid Compensation Amount	$ (40,926,334)	100,779,562	3,723,331
Adjustment To PEO Compensation, Footnote [Text Block]	In calculating CAP to the CEO for each year in the table, the following amounts in the table below were deducted from and added to the Summary Compensation Table totals reported in the PVP table above:
CEO — Summary Compensation Table Total to CAP Reconciliation

Fiscal Year	Summary Compensation Total	Summary Compensation Table Total for Stock Awards	Summary Compensation Table Total for Option Awards	Awards Granted During the Year and Outstanding and Unvested as of FYE: Fair Value as of FYE	Awards Granted in Prior Years Outstanding and Unvested as of FYE: Change in Fair Value as of FYE (from Prior FYE)	Awards Granted During the FY that Vested during the FY: Fair Value as of the Vesting Date	Awards Granted in Prior FYs that Vested During the FY: Change in Fair Value as of the Vesting Date (from Prior FYE)	Awards that Fail to Meet the Applicable Vesting Conditions During the FY: Fair Value as of FYE	Dollar Value of any Dividends or other Earnings paid on Awards (not otherwise included in total compensation)	Total Compensation Actually Paid
2022	39,288,458	(12,025,683)	(1,448,138)	4,309,229	(80,586,333)	—	9,536,133	—	—	(40,926,334)
2021	246,573,481	(13,165,436)	(202,889,764)	94,913,135	(38,068,152)	—	13,416,298	—	—	100,779,562
2020	37,710,462	(12,501,020)	—	14,636,408	(28,358,989)	—	(7,763,530)	—	—	3,723,331
Our CEO does not have any accumulated benefit under any defined benefit or actuarial pension plans; accordingly, we did not deduct or add any amounts with respect to defined benefit pension plans in calculating CAP to the CEO.
	In calculating CAP, the following assumptions were made with respect to adjustments: (a) for PRSUs and RSUs awarded to the CEO and non-CEO NEOs, which included grants made from 2017 through 2022, the awards were re-valued based on the applicable WBD or DISCA stock price on each of December 30, 2020 ($30.09), December 31, 2021 ($23.54) and December 31, 2022 ($9.48); and (b) for stock options awarded to the CEO and non-CEO NEOs, which included grants made from 2016 through 2022, the awards were re-valued as of December 31, 2020, December 31, 2021 and December 31, 2022 using the Black-Scholes option-pricing model. The assumptions used for each valuation date included stock price, risk-free rate, stock price volatility and expected life as determined in accordance with FASB ASC Topic 718.
Non-PEO NEO Average Total Compensation Amount	$ 12,897,862	10,960,057	7,932,449
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,377,049	8,862,525	5,441,613
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In calculating CAP, the following assumptions were made with respect to adjustments:
(a) for PRSUs and RSUs awarded to the CEO and non-CEO NEOs, which included grants made from 2017 through 2022, the awards were re-valued based on the applicable WBD or DISCA stock price on each of December 30, 2020 ($30.09), December 31, 2021 ($23.54) and December 31, 2022 ($9.48); and
(b) for stock options awarded to the CEO and non-CEO NEOs, which included grants made from 2016 through 2022, the awards were re-valued as of December 31, 2020, December 31, 2021 and December 31, 2022 using the Black-Scholes option-pricing model. The assumptions used for each valuation date included stock price, risk-free rate, stock price volatility and expected life as determined in accordance with FASB ASC Topic 718.
    In calculating Average CAP to non-CEO NEOs for each year in the table, the following amounts in the table below were deducted from and added to the Summary Compensation Table totals reported in the PVP table above:
Average Non–CEO NEOs — Summary Compensation Table Total to CAP Reconciliation

Fiscal Year	Summary Compensation Total	Summary Compensation Table Total for Stock Awards	Summary Compensation Table Total for Option Awards	Awards Granted During the Year and Outstanding and Unvested as of FYE: Fair Value as of FYE	Awards Granted in Prior Years Outstanding and Unvested as of FYE: Change in Fair Value as of FYE (from Prior FYE)	Awards Granted During the FY that Vested during the FY: Fair Value as of the Vesting Date	Awards Granted in Prior FYs that Vested During the FY: Change in Fair Value as of the Vesting Date (from Prior FYE)	Awards that Fail to Meet the Applicable Vesting Conditions During the FY: Fair Value as of FYE	Dollar Value of any Dividends or other Earnings paid on Awards (not otherwise included in total compensation)	Total Compensation Actually Paid
2022	12,897,862	(6,164,747)	—	2,577,204	(1,326,381)	—	393,111	—	—	8,377,049
2021	10,960,057	(1,919,984)	(2,442,832)	495,534	(824,947)	—	2,594,697	—	—	8,862,525
2020	7,932,449	(1,588,691)	(1,322,873)	1,389,376	(374,464)	—	(594,184)	—	—	5,441,613
Our non-CEO NEOs do not have any accumulated benefit under any defined benefit or actuarial pension plans; accordingly, we did not deduct or add any amounts with respect to defined benefit pension plans in calculating CAP to the non-CEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	* TSR value based on $100 investment in WBD (Discovery, Inc. Series A common stock) as of December 31, 2019.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

2022 Most Important Performance Measures(1)
Adjusted EBITDA
Net Revenue
Adjusted Free Cash Flow
Year-End Paid DTC Subscribers
	(1)See “2022 Financial Metrics and Adjustments” beginning on page 52 for more information on Adjusted EBITDA, Net Revenue, Adjusted Free Cash Flow and Year-End Paid DTC Subscribers.
Total Shareholder Return Amount	$ 29	72	92
Peer Group Total Shareholder Return Amount	94	167	132
Net Income (Loss)	$ (7,297,000,000)	$ 1,197,000,000	$ 1,355,000,000
Company Selected Measure Amount	7,718,000,000	3,817,000,000	4,196,000,000
Additional 402(v) Disclosure [Text Block]	Net Income is as reported in our Annual Report on Form 10-K for the applicable year.
The following graphs illustrate the relationship between the CAP of our CEO and average non-CEO NEO ("Average NEO") and WBD's TSR, Net Income and Adjusted EBITDA performance over the three-year period from 2020 to 2022. While not graphically presented, our three-year TSR performance versus that of our selected peer group, the S&P 500 Media and Entertainment Index, overall followed a similar trajectory. The volatility in our stock price over the three-year period can be attributed to the impact of the WarnerMedia Transaction, as well as other separate factors that were beyond our control. While the Committee believes that driving stock price appreciation and TSR performance are important objectives for our CEO and non-CEO NEOs, it also believes that achieving other financial objectives, such as Adjusted EBITDA and Adjusted Free Cash Flow, as well as achieving other strategic objectives, such as growing our DTC business and closing and integrating the WarnerMedia Transaction, are equally important and it has sought to align our executive compensation with these objectives, as further discussed in the CD&A in this proxy statement.
The three-year compensation history of the CEO and the average NEO shows that the disclosed CAP generally aligns with WBD's TSR, Net Income and Adjusted EBITDA performance. The exception to this was the CEO's CAP in 2021 which includes the option grant made to Mr. Zaslav in connection with the signing of the WarnerMedia Transaction and his entry into a new employment agreement. All of the 2021 options awarded to Mr. Zaslav have a strike price that is higher than the current trading price of WBD common stock. If the 2021 option grant were excluded, Mr. Zaslav's CAP in 2021 would have been substantially lower and better aligned with TSR, Net Income, and Adjusted EBITDA performance for the three-year period.
Overall, the Committee believes the executive compensation program strikes an appropriate balance between incentivizing our executives based on performance, as well as utilizing market competitive pay practices. This is also evidenced by the performance metrics the Committee selected to link pay with performance as described in the section below. See our "Compensation Discussion and Analysis" in this proxy statement for additional information regarding WBD's pay-for-performance philosophy.Our executive compensation programs are designed to implement our pay-for-performance compensation philosophy. We strive to ensure a strong alignment between the interests of our stockholders and those of our executives. To align pay and performance, the Committee seeks to utilize metrics that will incentivize our executives to execute against our strategic priorities and deliver long-term sustainable growth. The metrics listed below are the performance measures the Committee deemed as most important for purposes of determining 2022 compensation as further described in our "Compensation Discussion and Analysis" in this proxy statement. These performance measures were the financial metrics used in our 2022 cash bonus program for the CEO and CFO and the 2022 ICP. They were also the financial metrics used for the CEO's 2022 PRSU awards.
Under Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(u) of Regulation S-K, we are required to provide the ratio of the annual total compensation of our CEO to the annual total compensation of the median-paid employee of the Company (“Median Employee”). Our 2022 CEO to Median Employee pay ratio was calculated in accordance with Item 402(u) of Regulation S-K, and represents a reasonable estimate.
For 2022, we re-identified our Median Employee and adjusted our methodology due to the change in our employee population as a result of our completion of the WarnerMedia Transaction on April 8, 2022.
To determine our employee population, we defined “employee” as any full-time, part-time or temporary individual employed and paid by us or any of our consolidated subsidiaries as of December 31, 2022. We did not include freelance workers, temporary individuals employed and paid by a third party or independent contractors. To identify the Median Employee from our employee population, we used base salary amounts as of December 31, 2022 as our consistently applied compensation measure. For employees paid in foreign currencies, we converted their base salary into U.S. dollar amounts using an exchange rate as of December 31, 2022. We then sorted the employees (excluding our CEO) by their U.S. dollar equivalent base salary amounts and thereby identified our Median Employee.
Using the same methodology we used for our NEOs (including our CEO) as set forth in the 2022 Summary Compensation Table resulted in our Median Employee having annual total compensation of $172,735. The 2022 annual total compensation for our CEO as disclosed in the 2022 Summary Compensation Table was $39,288,458. Therefore, the ratio of our CEO’s annual total compensation to the Median Employee’s annual total compensation was 227 to 1.

Adjustment To Compensation Amount, Share Price	$ 9.48	$ 23.54	$ 30.09
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Our Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial measure. See page 52 in our Compensation Discussion and Analysis under the heading “2022 Financial Metrics and Adjustments” for a definition of Adjusted EBITDA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Year-End Paid DTC Subscribers
PEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,025,683)	$ (13,165,436)	$ (12,501,020)
PEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,448,138)	(202,889,764)	0
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,309,229	94,913,135	14,636,408
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(80,586,333)	(38,068,152)	(28,358,989)
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,536,133	13,416,298	(7,763,530)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,164,747)	(1,919,984)	(1,588,691)
Non-PEO NEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,442,832)	(1,322,873)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,577,204	495,534	1,389,376
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,326,381)	(824,947)	(374,464)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	393,111	2,594,697	(594,184)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0